Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020
Milestone payment expense	$ 1,300		$ 10,400
Share-based compensation	$ 20,243	[1],[2]	61,090
Compensation cost capitalized			$ 1,200
Number of shares in escrow	0		50,283
Number of escrow shares returned to treasury	50,283
Number of shares released from escrow (in shares)			9,989
Reserves
Share-based compensation	$ 20,243	[1],[2]	$ 61,090

[1]	Included in share-based compensation is $1.3 million (June 30, 2020 - $10.4 million) expense relating to milestone payments from prior year acquisitions for the year ended June 30, 2021.
[2]	Of the total $20.2 million share-based compensation reserve, none were capitalized to property, plant and equipment for the year ended June 30, 2021 (June 30, 2020 - $1.2 million).